INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES	6 Months Ended
Jun. 30, 2014
Net Investment in Direct Financing and Sales Type Leases [Abstract]
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES
As at June 30, 2014, 20 of the Company's double-hull VLCCs and Suezmax tankers were chartered to Frontline Shipping Limited (“Frontline Shipping”) and Frontline Shipping II Limited (“Frontline Shipping II”) on long-term, fixed rate time charters which extend for various periods depending on the age of the vessels, ranging from approximately four to 13 years. Frontline Shipping and Frontline Shipping II are subsidiaries of Frontline Ltd. (“Frontline”), a related party, and the terms of the charters do not provide them with an option to terminate the charters before the end of their terms.
One of the Company’s offshore supply vessels is chartered on a long-term bareboat charter to DESS Cyprus Limited, a wholly-owned subsidiary of Deep Sea Supply Plc., a related party. Another of the Company's offshore supply vessels is chartered on a long term bareboat charter to Deep Sea Supply Shipowning II B.V., a wholly owned subsidiary of Deep Sea Supply BTG B.V., which is a joint venture owned 50% by Deep Sea Supply Plc. and 50% by BTG Pactual Oil & Gas Empreendimentos e Particapacoes S.A., or BTG Pactual. We refer to Deep Sea Supply Plc. and Deep Sea Supply BTG B.V. together as “Deep Sea”. The terms of the charters provide the charterer with various call options to acquire the vessels at certain dates throughout the charters, which expire in 2020.
The above assets (22 vessels) of the Company were accounted for as direct financing leases, all of which are leased to related parties. The following lists the components of the investments in direct financing leases as at June 30, 2014.

(in thousands of $)	June 30, 2014	December 31, 2013
Total minimum lease payments to be received	1,420,226	1,490,111
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(408,932)	(432,463)
Net minimum lease payments receivable	1,011,294	1,057,648
Estimated residual values of leased property (un-guaranteed)	278,152	278,152
Less: unearned income	(295,057)	(318,910)
	994,389	1,016,890
Less: deferred deemed equity contribution	(104,057)	(106,377)
Less: unamortized gains	(6,923)	(7,105)
Total investment in direct financing and sales-type leases	883,409	903,408

Current portion	44,978	45,148
Long-term portion	838,431	858,260
	883,409	903,408